FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Maturities of Marketable Securities) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
Due within one year, Amortized cost	$ 31,075
Due within 2-5 years, Amortized cost	134,256
Due after 5 years, Amortized cost	23,495
Amortized cost	188,826	[1]
Due within one year, Estimated fair value	30,938
Due within 2-5 years, Estimated fair value	130,271
Due after 5 years, Estimated fair value	22,501
Estimated fair value	$ 183,710

[1]	Excluding accrued interest of $1,250.